Accrued Expenses and Other Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Dec. 31, 2018
Payables and Accruals [Abstract]
Accrued tenant improvements	$ 26,891	$ 11,802	$ 0
Real estate taxes payable	18,899	13,385		$ 23,258
Prepaid tenant rent	17,429	20,510		15,204
Interest payable	10,011	12,264		9,310
Deferred compensation	8,687	9,209		0
Property operating expense payable	7,667	7,752		9,159
Accrued CIP	6,902	4,794		4,662
Other liabilities	21,771	16,673		19,023
Total	$ 118,257	96,389		$ 80,616
Deferred compensation		$ 9,200